Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred income tax assets	R$ 1,411,788	R$ 1,119,259	R$ 1,012,595	R$ 931,736
Deferred income tax liabilities	(1,313,712)	(1,308,537)	(1,296,334)	(1,252,452)
Deferred tax assets (liabilities), net	98,076	(189,278)	R$ (283,739)	R$ (320,716)
Realized Within 12 Months [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	366,525	318,965
Deferred income tax liabilities	(36,074)	(25,746)
Realized After 1 Year [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	1,045,263	800,294
Deferred income tax liabilities	R$ (1,277,638)	R$ (1,282,791)